Derivative financial instruments - Hedged items in fair value hedges (Details) - Fair value hedges [member] - Barclays Bank Group [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedged items [line items]
Hedged item, assets		£ 551
Accumulated fair value hedge adjustment included in carrying amount		421
Change in fair value used as a basis to determine hedge ineffectiveness		877
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		31
Hedge ineffectiveness recognised in the income statement	[1]	£ (1)
Line item in the income statement used to recognised ineffectiveness		Hedge ineffectiveness is recognised in net interest income.
Interest rate risk [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets		£ 21,243	£ 26,340
Accumulated fair value hedge adjustment included in carrying amount		734	392
Change in fair value used as a basis to determine hedge ineffectiveness		1,699	(75)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		467	0
Hedge ineffectiveness recognised in the income statement	[1]	(15)	20
Inflation risk [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets		7,146	2,907
Accumulated fair value hedge adjustment included in carrying amount		94	(21)
Change in fair value used as a basis to determine hedge ineffectiveness		118	(50)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		0	0
Hedge ineffectiveness recognised in the income statement	[1]	(13)	(18)
Loans and advances [member] | Interest rate risk [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets		1,083	924
Accumulated fair value hedge adjustment included in carrying amount		91	63
Change in fair value used as a basis to determine hedge ineffectiveness		36	(236)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		24	54
Hedge ineffectiveness recognised in the income statement	[1]	(1)	(84)
Loans and advances [member] | Inflation risk [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets		525	512
Accumulated fair value hedge adjustment included in carrying amount		325	312
Change in fair value used as a basis to determine hedge ineffectiveness		3	2
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		0	0
Hedge ineffectiveness recognised in the income statement	[1]	0	(1)
Debt securities in issue [member] | Interest rate risk [member] | Financial liabilities at amortised cost [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, liabilities		32,304	32,508
Accumulated fair value hedge adjustment included in carrying amount		782	295
Change in fair value used as a basis to determine hedge ineffectiveness		938	(590)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		(460)	(317)
Hedge ineffectiveness recognised in the income statement	[1]	27	£ 14
Debt securities in issue [member] | Interest rate risk [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets		600
Accumulated fair value hedge adjustment included in carrying amount		0
Change in fair value used as a basis to determine hedge ineffectiveness		0
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		0
Hedge ineffectiveness recognised in the income statement	[1]	0
Debt securities in issue [member] | Inflation risk [member] | Financial assets at amortised cost [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets		2,258
Accumulated fair value hedge adjustment included in carrying amount		(41)
Change in fair value used as a basis to determine hedge ineffectiveness		(41)
Of which: Accumulated fair value adjustment on items no longer in a hedge relationship		0
Hedge ineffectiveness recognised in the income statement	[1]	£ 1

[1]	Hedge ineffectiveness is recognised in net interest income.